Stockholders' Deficit - Common Stock (Details) - Humacyte, Inc.	6 Months Ended
	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Common stock, authorized | shares	340,216,780	340,216,780	340,216,780
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Dividends declared	$ 0
Number of vote per common share held | Vote	1